INTEREST-BEARING LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2019
INTEREST-BEARING LOANS AND BORROWINGS
INTEREST-BEARING LOANS AND BORROWINGS

18.    INTEREST-BEARING LOANS AND BORROWINGS

	December 31,	December 31,
	2018	2019
Long-term loans and borrowings

Finance lease payables (Note 20)	4,081,270	—

Lease liabilities (Note 19)	—	8,369,262

Bank and other loans (Note (a))
— Secured (Note (f))	12,608,727	13,254,721
— Guaranteed (Note (e))	3,040,400	3,948,400
— Unsecured	30,491,613	21,632,766

	46,140,740	38,835,887

Medium-term notes and bonds and long-term bonds and private placement notes (Note (b))
— Unsecured	10,094,861	16,736,755

Total long-term loans and borrowings	60,316,871	63,941,904

Current portion of lease liabilities (Note 19)	—	(1,358,654)

Current portion of finance lease payables (Note 20)	(2,328,358)	—

Current portion of medium-term bonds and long-term bonds	(396,727)	—

Current portion of long-term bank and other loans	(3,384,400)	(3,339,687)

Non-current portion of long-term loans and borrowings	54,207,386	59,243,563

	December 31,	December 31,
	2018	2019
Short-term loans and borrowings
Bank and other loans (Note (c))
— Secured (Note (f))	1,220,680	465,000
— Guaranteed (Note (e))	240,000	—
— Unsecured*	37,887,420	20,773,166

	39,348,100	21,238,166

Short-term bonds, unsecured (Note (d))	500,000	9,331,488
Gold leasing arrangements (Note (g))	1,607,905	7,018,609
Current portion of lease liabilities (Note 19)	—	1,358,654
Current portion of finance lease payables (Note 20)	2,328,358	—
Current portion of medium-term notes	396,727	—
Current portion of long-term bank and other loans	3,384,400	3,339,687

Total short-term borrowings and current portion of long-term loans and borrowings	47,565,490	42,286,604

As at December 31, 2019, except for loans and borrowings of the Group amounting to RMB17 million (December 31, 2018: RMB19 million) and RMB4,006 million (December 31, 2018: RMB3,984 million), which were denominated in JPY and USD, respectively, all loans and borrowings were denominated in RMB.

As at December 31, 2019, included in the Group’s interest-bearing loans and borrowings are amounts due to subsidiaries of Chinalco (including lease liabilities) RMB9,867 million (December 31, 2018: RMB4,373 million), respectively, as set out in Note 35(b). There were no interest-bearing loans and borrowings obtained from joint ventures and associates (December 31,  2018: Nil).

* As at  December 31, 2019, Shandong Huayu Alloy Materials Co., Ltd. (“Shandong Huayu”), a subsidiary of the Group, has overdue short-term loans of RMB649 million. Since overdued on its bank debts, Shandong Huayu actively communicated with relevant bank creditors, participated in relevant litigation process in accordance with law, and coordinated the repayments of its debts with its own assets, and sought the understanding and support of relevant bank creditors. As of the date of approval of the report, Shandong Huayu’s default on debts did not lead to a renegotiation of debt terms.

Note:

(a)      Long-term bank and other loans

(i)	The maturity of long-term bank and other loans is set out below：

	Loans from banks and other				Total of long-term bank and
	financial institutions		Other loans		other loans
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2018	2019	2018	2019	2018	2019
Within 1 year	3,382,325	3,337,202	2,075	2,485	3,384,400	3,339,687
Between 1 and 2 years	7,375,557	7,523,290	2,399	2,485	7,377,956	7,525,775
Between 2 and 5 years	16,586,390	9,151,573	7,197	7,455	16,593,587	9,159,028
Over 5 years	18,777,275	18,806,428	7,522	4,969	18,784,797	18,811,397

	46,121,547	38,818,493	19,193	17,394	46,140,740	38,835,887

(ii)

Other loans were provided by local bureaus of the Ministry of Finance to the Group. The weighted average annual interest rate of long-term bank and other loans for the year ended December 31, 2019 was 5.20% (2018: 4.78%).

(b)      Medium-term notes and bonds and long-term bonds and private placement notes

Outstanding medium-term bonds & private placement notes of the Group as at December 31, 2019 are summarized as follows:

		Effective	December 31,	December 31,
	Face value /maturity	interest rate	2018	2019
2018 Medium-term notes	2,000,000/2021	5.84%	1,986,418	1,992,339
2019 Medium-term bonds	2,000,000/2024	4.31%	—	1,982,228
2016 private placement notes	3,215,000/2019	5.12%	396,727	—
2018 Medium-term bonds	1,100,000/2021	4.66%	1,097,003	1,098,218
2018 Medium-term bonds	900,000/2023	5.06%	897,820	898,315
2018 Medium-term bonds	1,400,000/2021	4.30%	1,395,970	1,397,319
2018 Medium-term bonds	1,600,000/2023	4.57%	1,595,311	1,596,192
2019 Medium-term bonds	2,000,000/2022	3.84%	—	1,998,604
2019 Medium-term bonds	1,000,000/2022	3.50%	—	1,997,097
2019 Medium-term bonds	900,000/2023	4.99%	—	999,462
2018 Hong Kong Medium-term bonds	2,785,840/2021	5.25%	2,725,612	2,776,981
			10,094,861	16,736,755

Medium-term notes and bonds and private placement notes were issued for capital expenditure and operating cash flows purposes, as well as for the purpose of re-financing of bank loans.

(c)      Short-term bank and other loans

Other loans were entrusted loans provided by state-owned companies to the Group.

The weighted average annual interest rate of short-term bank and other loans for the year ended December 31, 2019 was 4.29% (2018: 4.52%).

(d)  Short-term bonds

Outstanding short-term bonds as at December 31, 2019 are summarized as follows:

		Effective	December 31,	December 31,
	Face value /maturity	interest rate	2018	2019
2018 Ningxia short-term bonds	500,000/2019	5.00%	500,000	—
2019 Ningxia short-term bonds	300,000/2020	3.97%	—	300,000
2019 short-term bonds	1,000,000/2020	2.45%	—	1,008,161
2019 short-term bonds	2,000,000/2020	2.63%	—	2,013,127
2019 short-term bonds	3,000,000/2020	2.00%	—	3,008,384
2019 short-term bonds	3,000,000/2020	2.30%	—	3,001,816

			500,000	9,331,488

All the above short-term bonds were issued for working capital needs.

(e)      Guaranteed interest-bearing loans and borrowings

Details of the interest-bearing loans and borrowings in which the Group received guarantees are set out as follows:

	December 31,	December 31,
Guarantors	2018	2019
Long-term loans
Yinyi Fengdian, Neimenggu, Alashan (Note (iv))	—	150,000
Ningxia Energy (Note (i))	892,400	1,274,400
Yinxing Energy (Note (i))	70,000	46,000
Baotou Aluminum Limited Company*(包頭鋁業有限公司) and Baotou Communications Investment Group Limited Company*(包頭交通投資集團有限公司) (Note (ii))	1,600,000	1,250,000
The Company and Hangzhou Jinjiang Group Limited Company (“Hangzhou Jinjiang”, 杭州錦江集團有限公司) (Note (iii))	246,000	10,000
Hangzhou Jinjiang (Note (v))	—	123,500
Qingzhen Industrial Investment Co., Ltd.*(“Qingzhen Investment”) (清鎮市工業投資有限公司) (Note (v))	116,000	47,250
Guizhou Industrial Investment Group Co., Ltd.*(“Guizhou Investment”) (貴州產業投資（集團）有限責任公司) (Note (v))	116,000	47,250
Size Industry Investment Fund (北京中鋁交銀四則產業投資基金管理合夥企業（有限合夥）) (Note (v))	—	1,000,000

	3,040,400	3,948,400

Short-term loans
China Great Wall Aluminum Co., Ltd.*(“China Great Wall Aluminum”)
(中國長城鋁業有限公司) (Note(vi))	40,000	—
Hangzhou Jinjiang, Qingzhen Investment and Guizhou Investment (Note(v))	200,000	—

	240,000	—

Note:

(i)	The guarantor is a subsidiary of the Company.
(ii)	The guarantors are a subsidiary of the Company and a third party respectively.
(iii)	The guarantors are the Company and a third party respectively.
(iv)	The guarantors are subsidiaries of the Company.
(v)	The guarantor is a third party.
(vi)	The guarantor is a subsidiary of Chinalco.

*     The English names represent the best effort by management of the Group in translating the Chinese names of the Companies as they do not have any official English names.

(f)       Secured interest-bearing loans and borrowings

The assets pledged for bank and other borrowings were set out in Note 24 to the financial statements.

(g)      Gold leasing arrangements

In 2018 and 2019, the Company entered into several gold leasing master framework agreements, individual gold leasing agreements and general hedging agreements with Bank of Communications and Agriculture Bank of China (collectively, "the Banks"). According to the gold leasing master framework agreements and gold leasing agreements, the Company leased standard gold with fineness of Au 99.99 for 6 to 12 months from the Banks, with annual interest rates ranging from 3.70% to 4.50%. Concurrently, the Company entrusted the Banks to sell all leased gold and received cash of RMB6,922 million from the sale, and repaid gold leasing principal amounting to RMB1,608 million. Upon the expiry of the gold leasing agreements, the Company shall purchase the standard gold (with same quality and value according to the general hedging agreements entered into simultaneously with the leasing agreements ) to return to the Banks.

The directors of the Company are of the view that the Company is free from the assumption of risk of gold price fluctuations due to the fixed repurchase price under the general hedging agreements, and therefore, this arrangement should be accounted for as  short-term loans with fixed interest rates (ranging from 3.70% to 4.50)% (2018: ranging from 4.10% to 4.50%), net of the Banks' charges.